SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Text block [abstract]
SEGMENT INFORMATION
17.	SEGMENTED INFORMATION
The Company operates in one reportable segment, being the acquisition, exploration and development of uranium properties. All of the Company’s non-current
assets are located in Canada.